Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	KU6 MEDIA CO., LTD.
Entity Central Index Key	0001294435
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	5,019,786,036